UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fore Research and Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Li, LLC
           --------------------------------------------------
Title:     Matthew Li, Managing Member
           --------------------------------------------------
Phone:     (212) 984-3800
           --------------------------------------------------

Signature, Place, and Date of Signing:

        Matthew Li                 New York, New York             02/14/05
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   66
                                               -------------

Form 13F Information Table Value Total:             $847,303
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name

                                                   Form 13F INFORMATION TABLE

------------------- --------------- --------  -------- ---------------- ---------- -------- ------------------------------
                                                       VALUE   SHRS OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION   MANAGERS SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------------------

TEVA PHARMACEUTICALS
 FIN B V                       DBCV
                             0.375%11/1   88164MAB4     93347  65000000  SH        SOLE        65000000
---------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC        SDCV
                             8.000%8/0    549463AK3     87208  78921000  SH        SOLE        78921000
---------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                     COM       62940M104     66900 143921000  SH        SOLE       143921000
---------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC             NOTE
                             2.000%11/0   042260AC3     52345  46000000  SH        SOLE        46000000
---------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                 SDCV
                             2.000%12/1   878237AC0     45535  44800000  SH        SOLE        44800000
---------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                   SDCV
                             5.000%2/1    817315AL8     38431  90800000  SH        SOLE        90800000
---------------------------------------------------------------------------------------------------------------------------
A D C
 TELECOMMUNICATIONS            FRNT6/1    000886AB7     32285  31684000  SH        SOLE        31684000
---------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                  NOTE
                             6.500%12/1   00845VAA8     30668  29000000  SH        SOLE        29000000
---------------------------------------------------------------------------------------------------------------------------
MASCO CORP                     NOTE7/2    574599AW6     28955  60684000  SH        SOLE        60684000
---------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                    NOTE
                             3.250%8/1    034425AB4     25900  19930000  SH        SOLE        19930000
---------------------------------------------------------------------------------------------------------------------------
RESMED INC                     NOTE
                             4.000%6/2    761152AB3     25347  24000000  SH        SOLE        24000000
---------------------------------------------------------------------------------------------------------------------------
ASK JEEVES INC                 NOTE6/0    045174AB5     25212  43930000  SH        SOLE        43930000
---------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                    NOTE
                             6.800%4/3    577729AC0     22440  22000000  SH        SOLE        22000000
---------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS INC          DBCV
                             1.750%11/3   74834LAF7     20433  18711000  SH        SOLE        18711000
---------------------------------------------------------------------------------------------------------------------------
BRINKER INTL INC               DBCV10/1   109641AC4     19585  40711000  SH        SOLE        40711000
---------------------------------------------------------------------------------------------------------------------------
YELLOW CORP                    NOTE
                             5.000%8/0    985509AN8     18945  11000000  SH        SOLE        11000000
---------------------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP          NOTE4/1    682189AB1     17887  22500000  SH        SOLE        22500000
---------------------------------------------------------------------------------------------------------------------------
CIENA CORP                     NOTE
                             3.750%2/0    171779AA9     17756  33500000  SH        SOLE        33500000
---------------------------------------------------------------------------------------------------------------------------
EMULEX CORP                    NOTE
                             0.250%12/1   292475AD2     16352  17500000  SH        SOLE        17500000
---------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC           COM        48203R104     13163    484100  SH        SOLE          484100
---------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC                SDCV
                             4.500%10/0   74762EAC6     11109  17984100  SH        SOLE        17984100
---------------------------------------------------------------------------------------------------------------------------
COMPUTER NETWORK
 TECHNOLOGY                    NOTE
                             3.000%2/1    204925AC5     10775  12075000  SH        SOLE        12075000
---------------------------------------------------------------------------------------------------------------------------
IVAX CORP                      NOTE
                             1.500%3/0    465823AJ1     10546  11000000  SH        SOLE        11000000
---------------------------------------------------------------------------------------------------------------------------
YELLOW CORP                    NOTE
                             3.375%11/2   985509AQ1     10493  23075000  SH        SOLE        23075000
---------------------------------------------------------------------------------------------------------------------------
COMVERSE
 TECHNOLOGY INC              COMPAR$0.10  205862402     10203    417300  SH        SOLE          417300
---------------------------------------------------------------------------------------------------------------------------
MCDATA CORP                    NOTE
                             2.250%2/1    580031AD4      9503  10000000  SH        SOLE        10000000
---------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC             NOTE
                             5.000%8/1    75952BAD7      8213  10417300  SH        SOLE        10417300
---------------------------------------------------------------------------------------------------------------------------
ANIXTER INTL INC               NOTE6/2    035290AC9      8165  23000000  SH        SOLE        23000000
---------------------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC           NOTE
                             2.500%4/1    032346AD0      7669   7500000  SH        SOLE         7500000
---------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP                  NOTE
                             5.500%3/0    501940AF7      6991  30500000  SH        SOLE        30500000
---------------------------------------------------------------------------------------------------------------------------
A D C
 TELECOMMUNICATIONS            NOTE
                             1.000%6/1    000886AD3      5658   5750000  SH        SOLE         5750000
---------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER
 ASSOCIATES                    DBCV
                             2.875%6/1    159852AB8      5569   4000000  SH        SOLE         4000000
---------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                NOTE
                             2.875%12/0   125896AW0      8025   9750000  SH        SOLE         9750000
---------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                NOTE
                             1.375%5/1    45245WAF6      4633   5000000  SH        SOLE         5000000
---------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD          SHS        G6359F103      4503     87800  SH        SOLE           87800
---------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL                DBCV
                             3.625%8/1    233326AD9      3758   5087800  SH        SOLE         5087800
---------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC                       COM        460690100      3507    261700  SH        SOLE          261700
---------------------------------------------------------------------------------------------------------------------------
AMERISOURCE HEALTH CORP        N0TE
                             5.000%12/0   03071PAD4      2785   2525000  SH        SOLE         2525000
---------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL             COMPAR$0.01   345370860      2367   2786700  SH        SOLE         2786700
---------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES
 INC DEL                       NOTE
                             8.000%6/0    247361YP7      2364   3500000  SH        SOLE         3500000
---------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP          CLA        80874P109      1852     77666  SH        SOLE           77666
---------------------------------------------------------------------------------------------------------------------------
CORNING INC                    COM        219350105      1021     86820  SH        SOLE           86820
---------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS
 INTL IN                       COM        749121109       963    217000  SH        SOLE          217000
---------------------------------------------------------------------------------------------------------------------------
AES CORP                       COM        00130H105       834     60980  SH        SOLE           60980
---------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC               COM        750236101       705     13250  SH        SOLE           13250
---------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                  NOTE
                            4.375%8/0     747906AE5       629    640000  SH        SOLE          640000
---------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                    COM        13321L108       578     13800  SH        SOLE           13800
---------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC        COM        204912109       525     16900  SH        SOLE           16900
---------------------------------------------------------------------------------------------------------------------------
AQUILA INC                     COM        03840P102       499    135200  SH        SOLE          135200
---------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC            COM        89579K109       499     13400  SH        SOLE           13400
---------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH
 SYS INC                     NEW COM      203668108       493     17700  SH        SOLE           17700
---------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD               COM        806857108       475      7100  SH        SOLE            7100
---------------------------------------------------------------------------------------------------------------------------
PFIZER INC                     COM        717081103       471     17500  SH        SOLE           17500
---------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP            DEB SR
                            CV C 33       370442717       450    424800  SH        SOLE          424800
---------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO             COM DISNEY     254687106       434     15600  SH        SOLE           15600
---------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                 NOTE
                           4.500%5/1      83001PAJ8       281    250000  SH        SOLE          250000
---------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                   COM        28336L109       241     23200  SH        SOLE           23200
---------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                   COM        131347106       235     59600  SH        SOLE           59600
---------------------------------------------------------------------------------------------------------------------------
PHILIPPINE LONG
 DISTANCE TEL             SPON GDR PFD    718252703       213    216500  SH        SOLE          216500
---------------------------------------------------------------------------------------------------------------------------
NETFLIX COM INC                COM        64110L106       125     10100  SH        SOLE           10100
---------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC             COM        939322103       101      2400  SH        SOLE            2400
---------------------------------------------------------------------------------------------------------------------------
VERTEX
 PHARMACEUTICALS INC           COM        92532F100        57      5400  SH        SOLE            5400
---------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC            COM        87956T107        44      2489  SH        SOLE            2489
---------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS
 SYS I                         COM        111621108        21      2800  SH        SOLE            2800
---------------------------------------------------------------------------------------------------------------------------
CONSECO INC              PFD B CV 5.50%   208464867        16     15000  SH        SOLE           15000
---------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
 COPPER & GO                   CLB        35671D857        11       300  SH        SOLE             300
---------------------------------------------------------------------------------------------------------------------------
